OTHER ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER ASSETS
Advances to employees and suppliers	R$ 58,456	R$ 83,634
Related-party receivables (Note 28)	166,733	250,679
Receivables from suppliers	114,015	99,166
Subsidy on handset sales	37,258	30,491
Surplus from post-employment benefit plans (Note 30)	9,833	9,041
Other amounts receivable	24,037	22,649
Total	410,332	495,660
Current	321,397	440,095
Noncurrent	R$ 88,935	R$ 55,565